Average Annual Total Returns (Vanguard Long-Term Treasury Fund Participant)	Vanguard Long-Term Treasury Fund Vanguard Long-Term Treasury Fund - Investor Shares 2/1/2014 - 1/31/2015	Barclays U.S. Long Treasury Bond Index Vanguard Long-Term Treasury Fund Vanguard Long-Term Treasury Fund - Investor Shares 2/1/2014 - 1/31/2015
Average Annual Returns for Periods Ended December 31, 2014
One Year	25.28%	25.07%
Five Years	9.68%	9.96%
Ten Years	7.32%	7.54%